Document and Entity Information	Sep. 05, 2023
Cover [Abstract]
Entity Address, Address Line One	C/O CORPORATION SERVICE COMPANY
Entity Address, Address Line Two	251 LITTLE FALLS DRIVE
Entity Address, City or Town	WILMINGTON
Local Phone Number	3026365401
Entity Address, State or Province	DE
Amendment Flag	false
Entity Central Index Key	0001679788
Document Type	8-K
Document Period End Date	Sep. 05, 2023
Entity Registrant Name	Coinbase Global, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40289
Entity Tax Identification Number	46-4707224
Entity Address, Postal Zip Code	1
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.00001 par value
Trading Symbol	COIN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false